COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13.	COMMITMENTS AND CONTINGENCIES

Lease Obligation

Effective April 1, 2024, the Company expanded its leased office space. The new term is nine months, and thereafter a month-to-month lease which can be canceled with a 90-day written notice and agreement to suitable terms by both parties. Under this lease, base rent is $3,600 per month. The Company is required to pay insurance, listing the property owner as an additional insured, and normal maintenance costs for certain of this leased property. Additionally, the Company rents a warehouse from an officer and shareholder for $2,250 per month on a month-to-month basis.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

13.	COMMITMENTS AND CONTINGENCIES (Continued)

Lease Obligation (Continued)

FASB ASU No. 2016-02, Topic 842, Leases, allows companies to elect certain policies for short-term leases. The Company has elected not to recognize right-of-use assets and lease liabilities arising from short-term leases with an initial term of 12 months or less.

Litigation

On September 9, 2025, John Doan and Jami Town named the Company as a defendant in Case No. 3:2025cv00721, pending in U.S. District Court for the Eastern District of Virginia. Doan and Town claim the Company is in breach of contract for loans made to AirBox. The loans were extended to AirBox before the Company purchased its assets in 2023. The Company explicitly acquired only the assets of AirBox and therefore does not believe it is liable for any of its previous liabilities. The Company has filed for removal from the claim. The plaintiffs have filed to have the case remanded to Virginia state court, where it was originally filed on August 13, 2025. Since this matter is still in its initial stages, the Company is unable to predict the outcome at this time.

From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims. In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters.

The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.

10. COMMITMENTS AND CONTINGENCIES

On January 29, 2024, the Company was included in the SEC Form F-4 filed by Brüush Oral Care, Inc. to register the intent of the parties to merge into a new public company, per the signed Merger Agreement of December 15th. Bruush failed to remedy several deficiencies cited by Nasdaq in a timely manner, and was officially de-listed from the Nasdaq exchange on or about June 28, 2024.

As a direct consequence of the delisting of Bruush shares, the merger was terminated. The terms of the merger included a termination fee of $250,000 in the event either party caused the termination. The Company assessed the collection of the termination fee as not probable, thus a receivable has not been recorded.

Lease Obligation

Effective April 1, 2024, the Company expanded its leased office space. The new term is nine months, and thereafter a month-to-month lease which can be canceled with a 90-day written notice and agreement to suitable terms by both parties. Under this lease, base rent is $3,600 per month. The Company is required to pay insurance, listing the property owner as an additional insured, and normal maintenance costs for certain of this leased property.

Under FASB ASU No. 2016-02, Topic 842, Leases, allows companies to elect certain policies for short-term leases. To qualify as a short-term lease, a lease must have an initial term of 12 months or less and not include renewal options or a purchase option that the lessee is reasonably certain to exercise.

The lease arrangement is a month-to-month arrangement that can be canceled with a 30-day written notice and agreement of suitable terms and does not include a purchase option. Due to the insignificant nature of the lease transaction, the Company has not recorded the potential right-of-use asset and the related lease liability and has recorded lease expenses on a straight-line basis.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

10.	COMMITMENTS AND CONTINGENCIES (Continued)

Litigation

From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims. In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters.

The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim. On February 7, 2024, the Company entered into a settlement agreement to resolve a long-standing dispute. The settlement relates to a case brought against the Company’s CEO in 2020, prior to the formation of the Company, by a contractor hired to perform certain services for the Company. As a result of the agreement, on February 8, 2024 a payment of $18,500 was made in exchange for full settlement and mutual release of all claims in the matter. The payment is included in other expense on the statement of operations.